Fair Value Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value disclosure
Cost	$ 3,612,636
Other intangible assets	14,760	16,548
Non-recurring basis
Fair value disclosure
Goodwill	0	0	0
Other intangible assets	0	0	0
Single broker quotes | Level 3
Fair value disclosure
Cost	12,029	13,821
Independent and non-binding broker quotes | Level 3
Fair value disclosure
Cost	$ 11,198	$ 11,934